Income taxes	12 Months Ended
Dec. 31, 2025
Income Taxes Tables [Abstract]
Income taxes

17. Income taxes

a)
Provision for income taxes

The major components of provision for income taxes are as follows:

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Current tax expense	60	52	19
Deferred tax recovery	(396)	(393)	(419)
Income tax recovery	(336)	(341)	(400)

The reconciliation of the provision for income taxes to the amount of income taxes calculated using statutory income tax rates applicable to the Company in Canada is as follows:

	Year ended
	December 31, 2025	December 31, 2024	December 31, 2023
Canadian federal and provincial recovery of income taxes using statutory rate of 27% (2024 – 27%, 2023 – 27%)	(2,395)	(2,486)	(4,938)
Change in recognized taxable temporary differences	(512)	(1,052)	(1,297)
Change in unrecognized deductible temporary differences and unused tax losses	2,237	2,280	4,680
Impact of rate differences between jurisdictions	(284)	258	293
Permanent differences and other	618	659	862
Income tax recovery	(336)	(341)	(400)

b)
Deferred tax assets

The Company’s deferred tax assets are as follows:

	As at
	December 31, 2025	December 31, 2024
Non-capital losses	4,084	5,765
Total	4,084	5,765

17. Income taxes (Continued from previous page)

c)
Deferred tax liabilities

The Company’s deferred tax liabilities are as follows:

	As at
	December 31, 2025	December 31, 2024
Intangible assets	4,120	6,096
Right-of-use assets	197	290
	4,317	6,386

d)
Deductible temporary differences and unused tax losses

Deferred tax assets have not been recognized because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.

The Company has deductible temporary differences for which no deferred tax assets are recognized as follows:

	As at
	December 31, 2025	December 31, 2024
Unused tax losses	220,815	234,902
Property and equipment	5,778	5,715
Lease liability	1,020	1,541
Equity investments	4,236	4,236
Intangible assets	40,263	30,768
Investment accounted for using the equity method	78,463	78,463
Debentures	117	1,782
Financing costs	330	885
Research and development expenditures	3,006	3,006
Investment in subsidiaries	3,742	3,752
Capital losses	6,984	5,886
EIFEL Carryforward Pool	8,402	—
	373,156	370,936

17. Income taxes (Continued from previous page)

d)
Deductible temporary differences and unused tax losses (Continued from previous page)

The Company’s non-capital losses expire as follows:

	As at
	December 31, 2025	December 31, 2024
Expires 2026	70	804
Expires 2027	717	717
Expires 2028	480	480
Expires 2029	2,731	2,731
Expires 2030	2,102	2,102
Expires 2031	1,391	1,391
Expires 2032	3,763	4,755
Expires 2033	6,057	9,292
Expires 2034	7,412	10,359
Expires 2035	14,382	14,208
Expires 2036	21,683	25,575
Expires 2037	24,370	27,374
Expires 2038	25,611	27,650
Expires 2039	7,115	20,109
Expires 2040	12,035	16,371
Expires 2041	24,069	24,493
Expires 2042	31,686	32,595
Expires 2043	16,841	17,659
Expires 2044	12,073	17,561
Expires 2045	6,228	—
	220,816	256,226